Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2017
Payments of stock issuance costs	$ 337	$ 201
Equity component of convertible debt, transaction cost	3,583
Follow on Public Offering
Payments of stock issuance costs	$ 44	$ 521
At the Market Offering
Payments of stock issuance costs			$ 265	$ 603
Follow on Public Offering
Payments of stock issuance costs			$ 770	$ 535